Retirement benefit plans - Summary of Forecast Life Expectancies for BTPS Members Aged 60 (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Male in lower pay bracket
Disclosure of defined benefit plans [line items]
Number of years	25 years 4 months 24 days	25 years 8 months 12 days
Male in medium pay bracket
Disclosure of defined benefit plans [line items]
Number of years	26 years 8 months 12 days	27 years
Male in higher pay bracket
Disclosure of defined benefit plans [line items]
Number of years	28 years 1 month 6 days	28 years 6 months
Female in lower pay bracket
Disclosure of defined benefit plans [line items]
Number of years	28 years 1 month 6 days	28 years 6 months
Female in higher pay bracket
Disclosure of defined benefit plans [line items]
Number of years	28 years 4 months 24 days	28 years 8 months 12 days
Average improvement for a female retiring at age 60 in 10 years' time
Disclosure of defined benefit plans [line items]
Number of years	8 months 12 days	8 months 12 days